Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2014
Retirement Plans
Schedule of projected benefit obligation

        Following is the plan's projected benefit obligation for the years ended December 31, 2014 and 2013. (amounts in thousands):

	2014	2013
Projected benefit obligation:
Balance, beginning of the year	$2,114	$2,127
Service cost	82	83
Interest cost	105	84
Actuarial gain (loss)	457	(157)
Benefits paid to participants	(76)	(23)

Balance, end of year	$2,682	$2,114

Schedule of funded status of the plan

        At December 31, 2014, 2013 and 2012, the funded status of the plan was as follows (amounts in thousands):

	2014	2013	2012
Excess of benefit obligation over the value of plan assets	$(2,682)	$(2,114)	$(2,127)
Unrecognized net actuarial loss	904	473	666
Unrecognized prior service cost	86	103	122

Accrued benefit cost	$(1,692)	$(1,538)	$(1,339)

Schedule of amounts recognized in the consolidated balance sheets

        At December 31, 2014 and 2013, the amounts recognized in the consolidated balance sheets were classified as follows (amounts in thousands):

	2014	2013
Accrued benefit cost	$(2,682)	$(2,114)
Accumulated other comprehensive loss	990	576

Net amount recognized	$(1,692)	$(1,538)

Schedule of benefits expected to be paid in each of the next five years and thereafter

        The benefits expected to be paid in each of the next five years and thereafter are as follows (amounts in thousands):

Years Ending December 31,	Amount
2015	$52
2016	106
2017	125
2018	216
2019 through 2024	998

$1,497

Schedule of weighted-average rates used

        For the years ended December 31, 2014 and 2013, the following weighted-average rates were used:

	2014	2013
Discount rate on the benefit obligation	3.80%	4.95%
Rate of employee compensation increase	4.00%	4.00%

Schedule of pension expenses

        Pension expense for the years ended December 31, 2014, 2013 and 2012, consists of the following (amounts in thousands):

	2014	2013	2012
Service cost	$82	$83	$60
Interest cost	105	84	90
Expected return on plan assets	—	—	—
Recognized actuarial loss (gain)	—	—	—
Amortization of prior service cost	17	19	21
Net loss amortization	27	36	21

	$231	$222	$192

Schedule of further information about the Plan

        Further information about the Plan is presented in the table below (amounts in thousands):

		Pension Protection Act Zone Status	Funding Improvement Plan/Rehabilitation Plan	WAPA's Contribution				Expiration Date of Collective Bargaining Agreements
							Surcharge Imposed
Pension Fund	EIN	2013	Status	2014	2013	2012
TNGIPP (Plan No. 001)	52-1082662	Red	Implemented	$144	$144	$113	Yes	July 21, 2015 June 27, 2016